Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Other assets
Cash collateral on derivative instruments	SFr 7,514	SFr 11,399	SFr 10,905	SFr 8,097
Cash collateral on non-derivative transactions	1,268	1,636	3,238	2,445
Derivative instruments used for hedging	1,370	1,589	1,539	2,100
Assets held-for-sale	24,584	25,491	26,544	20,102
of which loans	24,101	24,963	25,911	19,755
of which real estate	375	431	535	347
of which long-lived assets	108	97	98	0
Assets held for separate accounts	4,036	4,578	5,650	9,046
Interest and fees receivable	5,900	5,992	6,237	6,041
Deferred tax assets	5,154	5,768	6,077	5,557
Prepaid expenses	614	571	517	649
Failed purchases	2,409	2,870	3,138	2,996
Other	6,900	6,603	6,713	7,656
Other assets	59,749	66,497	70,558	64,689
Other liabilities
Cash collateral on derivative instruments	15,387	15,887	17,043	12,844
Cash collateral on non-derivative transactions	1,417	839	797	740
Derivative instruments used for hedging	246	381	469	202
Provisions	1,214	1,202	1,358	2,653
of which off-balance sheet risk	70	98	103	59
Liabilities held for separate accounts	4,036	4,578	5,650	9,046
Interest and fees payable	6,004	5,352	6,531	6,055
Current tax liabilities	758	723	821	788
Deferred tax liabilities	120	74	47	423
Failed sales	1,345	1,578	1,313	1,267
Other	14,774	14,735	16,941	14,895
Other liabilities	45,301	45,349	50,970	48,913
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	1,022	1,325	1,103	1,233
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	62	62	226	232
Foreclosed or repossessed real estate	58	62	169	196
Foreclosed or repossessed residential real estate	1	SFr 1	2	SFr 7
Bank
Other assets
Other assets	59,475		70,511
Other liabilities
Other liabilities	SFr 45,306		SFr 50,648